Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Preferred stock par value	$ 0	$ 0
Preferred stock shares issued	0	41,883,053
Preferred stock shares outstanding	0	41,883,053
Common stock par value	$ 0.01	$ 0.01
Common stock shares issued	66,483,192	13,864,344
Common stock shares outstanding	66,483,192	13,864,344
MARIADB CORPORATION AB [Member]
Preferred stock par value		$ 0	$ 0
Preferred stock shares issued		183,565,242	125,343,885
Preferred stock shares outstanding		183,565,242	125,343,885
Common stock par value		$ 0	$ 0
Common stock shares issued		60,764,711	51,107,130
Common stock shares outstanding		60,764,711	51,107,130